Allowance for expected credit losses (Tables)	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Schedule of allowance for credit loss
As of December 31, 2020, Sirius Group's allowance for expected credit losses is as follows:

(in millions)	Gross Assets in Scope	Allowance for Expected Credit Losses
Premiums receivable & Funds held by ceding companies	$884.4	$11.3
Reinsurance recoverable on unpaid and paid loss	507.6	4.5
MGU Trade receivables(1)	17.3	0.4
Total as of December 31, 2020	$1,409.3	$16.2
(1) Included as part of Other assets on the Consolidated Balance Sheet